Trade and other payables (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Trade and other payables [Abstract]
Trade payables	£ 13,992	£ 11,716
Other taxation and social security	1,066	927
Pension liability	395	34
Accruals	70,301	62,399
Trade and other payables	85,754	75,076
Accruals in respect of product revenue and pre-product revenue	39,434	24,066
Total accruals, deductions from revenue	£ 41,080	£ 25,545